[LOGO OF AIG(R) AMERICAN GENERAL]
2929 Allen Parkway (A30-25), Houston, Texas 77019

                                                                                                                    Lauren W. Jones
                                                                                                                    Chief Counsel, Product Development
                                                                                                                    Direct Line (713) 831-8470
                                                                                                                    FAX (713) 620-3878
                                                                                                                    E-mail: laurie_jones@aigag.com

                                                                            May 29, 2008

BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

Re:

The United States Life Insurance Company in the City of New York ("USL") and
The United States Life Insurance Company in the City of New York
      Separate Account USL VL-R ("Registrant")
Product:  AIG Protection Advantage VUL/SM/ - VUL
File No. 333-149403 and No. 811-09359
CIK No. 0000101686

Dear Ladies and Gentlemen:

            As Chief Counsel of American General Life Companies, LLC and counsel to USL, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-6 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

            Registrant hereby certifies that:

(1)

the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

(2)	the Amendment, which is designated as Pre-Effective Amendment No. 1 under the 1933 Act and as Amendment No. 27 under the Investment Company Act of 1940, was filed electronically on May 23, 2008.

            Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-8470.

                                                                          Very truly yours,

                                                                           LAUREN W. JONES

                                              American General Life Companies, LLC
                                                        2929 Allen Parkway . Houston, TX 77019